EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	$ 48
2023	55
2024	65
2025	71
2026	74
2027-2031	439
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	939
2023	1,029
2024	1,105
2025	1,161
2026	1,197
2027-2031	$ 6,249